Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) (Allied Integral United Inc) - Allied Integral United Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Building [Member]
Property plant and equipment, useful life	39 years	39 years
Building Improvements [Member]
Property plant and equipment, useful life	39 years	39 years
Equipment [Member]
Property plant and equipment, useful life	7 years	7 years
Computer Equipment and Software [Member]
Property plant and equipment, useful life	5 years	5 years
Furniture and Fixtures [Member]
Property plant and equipment, useful life	7 years	7 years